New accounting standards and pronouncements	12 Months Ended
Oct. 31, 2023
Disclosure Of Adoption Of New Accounting Pronouncements [Abstract]
New accounting standards and pronouncements [Text Block]

5. New accounting standards and pronouncements

(a) Amendment to IAS 1, Presentation of Financial Statements, Issued but not yet effective

IAS 1 was amended in January 2020 to address inconsistences with how entities apply the standard over classification of current and non-current liabilities. The amendment serves to address whether, in the statement of financial position, debt and other liabilities with an uncertain settlement should be classified as current or non-current. The amendment is effective for annual reporting periods beginning on or after January 1, 2024. Earlier adoption is permitted. The Company will adopt this amendment as of the effective date, and does not anticipate any material impacts on adoption.

(b) Amendment to IAS 1, Presentation of Financial Statements, Issued but not yet effective

In February 2021, the IASB issued ‘Disclosure of Accounting Policies’ with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are effective for year ends beginning on or after January 1, 2023. Earlier adoption is permitted. The Company will adopt this amendment as of the effective date, and does not anticipate any material impacts on adoption.

(c) Amendment to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction, Issued but not yet effective

The amendment narrowed the scope of certain recognition exemptions so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. An entity applies the amendments to transactions that occur on or after the beginning of the earliest comparative period presented. It also, at the beginning of the earliest comparative period presented, recognizes deferred tax for all temporary differences related to leases and decommissioning obligations and recognizes the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at that date. The amendment is effective for annual periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company will adopt the amendment as of the effective date, and does not anticipate any material impacts on adoption.

(d) Amendment to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, Issued but not yet effective

In February 2021, the IASB issued ‘Definition of Accounting Estimates’ to help entities distinguish between accounting policies and accounting estimates. The amendment is effective for annual reporting periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company will adopt the amendment as of the effective date, and is currently assessing the impacts of adoption.

(e) Amendment to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, Issued but not yet effective

The amendment addresses a conflict between the requirements of IAS 28 and IFRS 10 and clarifies that in a transaction involving an associate or joint venture, the extent of gain or loss recognition depends on whether the assets sold or contributed constitute a business. The effective date of these amendments is yet to be determined, however early adoption is permitted. The Company will adopt the amendment as of the effective date, and does not anticipate any material impacts on adoption.